Leases (Cash Flow Information) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2019
Cash flow information:
Operating cash flows from operating leases	$ 1,312	$ 1,086		$ 4,462
Operating cash flows from finance leases	9	4		29
Financing cash flows from finance leases	23	23		104
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	1,658	16,746		17,658
Finance Leases	$ 23	$ 0	$ 0	$ 430
Weighted average remaining lease term:
Operating leases (in years)	12 years 9 months	14 years 25 days		13 years 4 months 9 days
Finance leases (in years)	3 years 8 months 15 days	1 year 5 months 23 days		3 years 11 months 15 days
Weighted average discount rates:
Operating leases	11.65%	11.79%		11.77%
Finance leases	9.11%	36.95%		9.37%